DEBT - Subsequent information (Details) - Credit Agreement - USD ($) $ in Thousands	Jan. 01, 2024	Aug. 12, 2024	Jun. 12, 2024
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Increase in interest rate	15.00%
Deferred fee agreed	$ 140
Deferred fee due and payable		$ 120	$ 30
Minimum
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Effective interest rate	10.75%
Maximum
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Effective interest rate	15.00%